MORGAN STANLEY HIGH YIELD SECURITIES INC.

522 Fifth Avenue

New York, New York 10036

December 30, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley High Yield Securities Inc.
File Nos.: 2-64782; 811-2932
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 22, 2008

If you have any questions, please feel free to contact me at 212.296.6993 (tel) or 212.404.9620 (fax).

Very truly yours,

/s/ Debra Rubano
Debra Rubano
Assistant Secretary

Enclosures

cc:           Amy R. Doberman, Esq.